PROPERTY AND EQUIPMENT	6 Months Ended	12 Months Ended
	Dec. 26, 2020	Jun. 27, 2020
PROPERTY AND EQUIPMENT
Note 8. PROPERTY AND EQUIPMENT

As of December 26, 2020 and June 27, 2020, property and equipment consists of the following:

	December 26,	June 27,
	2020	2020

Land and Buildings	$37,421,326	$37,400,378
Finance Lease Right-of-Use Assets	12,650,946	26,194,566
Furniture and Fixtures	14,042,105	13,970,449
Leasehold Improvements	67,534,535	63,976,372
Equipment and Software	29,700,665	29,277,120
Construction in Progress	36,404,721	38,470,016

Total Property and Equipment	197,754,298	209,288,901

Less Accumulated Depreciation	(45,327,125)	(34,741,034)

Property and Equipment, Net	$152,427,173	$174,547,867

Depreciation expense related to continuing operations of $3,960,243 and $9,512,628 was recorded for the three and six months ended December 26, 2020, respectively, of which $278,719 and $558,250, respectively, is included in cost of goods sold. Depreciation expense related to continuing operations of $3,344,124 and $10,410,880 was recorded for the three and six months ended December 28, 2019, respectively, of which $406,103 and $1,348,645, respectively, is included in cost of goods sold. The amount of depreciation recognized for the right of use assets for capital leases during the three and six months ended December 26, 2020 was $83,427 and $397,569, respectively, see “Note 11 – Leases” for further information.

During the three and six months ended December 28, 2019, borrowing costs totaling $1,432,632 and $2,308,728, respectively, were capitalized using an average capitalization rate of 15% and 15%, respectively. Borrowing costs were not capitalized as there were no active construction projects in progress during the three and six months ended December 26, 2020.

In addition, during the three and six months ended December 26, 2020, total labor related costs of $71,000 and $507,164, respectively, were capitalized to Construction in Progress, of which $12,000 and $148,386, respectively, was share-based compensation. During the three and six months ended December 28, 2019, total labor related costs of $339,905 and $776,069, respectively, were capitalized to Construction in Progress, of which $36,269 and $172,655, respectively, was share-based compensation.

As of June 27, 2020 and June 29, 2019, property and equipment consists of the following:

	2020	2019

Land and Buildings	$37,400,378	$68,005,575
Finance Lease Right-of-Use Assets	26,194,566	17,081,955
Furniture and Fixtures	13,970,449	14,273,678
Leasehold Improvements	63,976,372	36,186,686
Equipment and Software	29,277,120	36,175,978
Construction in Progress	38,470,016	75,997,268

Total Property and Equipment	209,288,901	247,721,140

Less Accumulated Depreciation	(34,741,034)	(14,825,859)

Property and Equipment, Net	$174,547,867	$232,895,281

Depreciation expense related to continuing operations of $23,621,713 and $11,040,843 was recorded for the year ended June 27, 2020 and June 29, 2019, respectively, of which $22,989,561 and $1,424,358, respectively, is included in cost of goods sold. The amount of depreciation recognized for the right of use assets for capital leases during the years ended June 27, 2020 and June 29, 2019 was $2,752,022 and $896,176, respectively, see “Note 16 - Leases” for further information.

During the year ended June 27, 2020 and June 29, 2019, borrowing costs totaling $1,749,467 and $2,724,118, respectively, were capitalized using an average capitalization rate of 10.2% and 10.5%, respectively. In addition, during the year ended June 27, 2020 and June 29, 2019, total labor related costs of $448,086 and $2,183,419, respectively, were capitalized to Construction in Progress, of which $207,664 and $320,917, respectively, was share-based compensation.

During the year ended June 27, 2020, management noted indicators of impairment of its long-lived assets of certain cultivation assets in California and Nevada as well as certain long-lived assets relating to operations in Florida which was due to the change in use of these asset groups and the impacts of COVID-19. Accordingly, the Company recorded an impairment of $143,005,028 of its property which are included as a component of impairment expense in the accompanying Consolidated Statement of Operations. The Company used various Level 3 inputs and a discounted cash flow model to determine the fair value of these asset groups.